Stockholders' Equity (Details Textual) - USD ($)					1 Months Ended			9 Months Ended		12 Months Ended
	Apr. 13, 2018	Mar. 02, 2018	Oct. 09, 2017	Apr. 06, 2017	Aug. 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	May 14, 2018	Apr. 12, 2018	Feb. 01, 2017	Dec. 31, 2016
Stockholders Equity (Textual)
Common stock, shares authorized		1,000,000						100,000,000		100,000,000				100,000,000
Common stock, par value	$ 0.0001				$ 2.50			$ 0.0001		$ 0.0001	$ 3.00		$ 0.0001	$ 0.0001
Common stock, shares issued	20,000							2,758,530		429,308				317,183
Common stock, shares outstanding								2,758,530		429,308				317,183
Preferred stock, shares authorized										10,000,000				10,000,000
Preferred stock, par value										$ 0.0001				$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Reverse stock split, description				The Company effected a 50-for-1 reverse stock split of its common stock pursuant to which each 50 shares of issued and outstanding common stock became one share of common stock (the "Reverse Split"). No fractional shares were issued as a result of the Reverse Split.
Common stock shares issued										103,334
Common stock, per share		$ 2.50								$ 3.00
Predecessor cost				$ 104,179
Warrants outstanding										$ 77,500
Weighted average remaining contractual life										4 years 2 months 30 days
Expected term of the warrants								9 years 1 month 2 days		5 years
Aggregate principal amount		$ 2,500,000			$ 468,655	$ 2,052,816
Description of equity		Each Unit consists of (i) one share of the Company’s common stock, and (ii) a detachable warrant to purchase one share of common stock at an exercise price of $2.50 per share exercisable for five years from the date of issuance. The Company estimated the value of the warrants to be approximately $1,088,000 through the Black Scholes Pricing Model. The Company did not pay any commissions in connection with the sale of these Units.
Dividend payable rate	8.00%
Non-compounding dividend percentage	12.00%
Preferred stock dividends per share	$ 3.00
Liquidation preference per share	3.00
Conversion per share	$ 6.00
Series A preferred stock issued for services	$ 300,000							$ 300,000
Separation agreement, description			The Company and former president agreed that (i) his last day of employment with the Company was October 9, 2017, (ii) he will be paid an aggregate of $97,069 within ten business days after the Company raises an aggregate of $2 million in any combination of public or private debt or equity securities offerings, and (iii) in satisfaction of $240,276 of deferred compensation, the Company will issue 89,092 shares of its common stock within ten business days after the Company raises an aggregate of $2 million in any combination of public or private debt or equity securities offerings. The $97,069 payment has not been rendered and the stock has not been issued as of September 30, 2018. The balances are included in accounts payable - related party.
Forfeiture rate								5.00%
Stock-based compensation expense								$ 792,924
Accrued dividends								11,178
Senior bridge note [Member]
Stockholders Equity (Textual)
Common stock shares issued										8,791
Common Stock [Member]
Stockholders Equity (Textual)
Common stock, par value	$ 3.00
Series A Preferred Stock [Member]
Stockholders Equity (Textual)
Preferred stock, shares issued	100,000
Options available for grant	6,250,000
Escrow Agreement [Member]
Stockholders Equity (Textual)
Common stock, shares issued							240,000
Expected term of the warrants							5 years
Proceeds to paid shareholders party, percentage							25.00%
Warrants issued							240,000
Warrants, exercise price							$ 6.11
Percentage of escrowed shares							75.00%
2018 Stock Incentive Plan [Member]
Stockholders Equity (Textual)
Common stock, shares issued												4,250,000
Unvested outstanding stock options								$ 7,400,000